Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Table]
Entity Registrant Name	KINETIC CONCEPTS INC
Entity Central Index Key	0000831967
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	S-4
Amendment Flag	true
Amendment Description	Response to comment letter and update of financial statements
Document Period End Date	Sep. 30, 2012